UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2786

DWS High Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS High Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 97.8%
Consumer Discretionary 23.3%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	3,143,736	3,450,250
Affinia Group, Inc., 9.0%, 11/30/2014	6,035,000	5,914,300
AMC Entertainment, Inc., 8.0%, 3/1/2014	9,063,000	8,881,740
American Achievement Corp., 8.25%, 4/1/2012 (b)	1,720,000	1,732,900
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	2,295,000	2,180,250
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	3,990,000	3,930,150
8.0%, 3/15/2014 (b)	1,710,000	1,727,100
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	2,875,000	2,932,500
Buffets, Inc., 12.5%, 11/1/2014	2,340,000	2,240,550

Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)		3,465,000	3,378,375
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009		1,972,000	2,060,740
Caesars Entertainment, Inc., 8.875%, 9/15/2008		4,105,000	4,217,887
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 (c)		2,875,000	2,875,000
Charter Communications Holdings II, LLC:
Series B, 10.25%, 9/15/2010		5,540,000	5,782,375
10.25%, 9/15/2010		18,650,000	19,489,250
11.0%, 10/1/2015		17,769,000	18,546,394
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	2,215,000	2,982,901
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015		4,015,000	3,814,250
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		4,439,000	4,139,367
CSC Holdings, Inc.:
7.25%, 7/15/2008		3,185,000	3,208,888
7.875%, 12/15/2007		10,350,000	10,414,687
Series B, 8.125%, 7/15/2009 (b)		1,115,000	1,137,300
Series B, 8.125%, 8/15/2009		1,125,000	1,147,500
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		1,110,000	1,171,050
Dex Media East LLC/Finance, 12.125%, 11/15/2012		25,430,000	27,369,037
Dollarama Group LP, 144A, 11.16% **, 8/15/2012		2,650,000	2,623,500
EchoStar DBS Corp.:
6.625%, 10/1/2014		4,985,000	4,760,675
7.125%, 2/1/2016		3,820,000	3,734,050
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		4,870,000	4,796,950
Foot Locker, Inc., 8.5%, 1/15/2022		1,168,000	1,185,520
Ford Motor Co., 7.45%, 7/16/2031 (b)		3,520,000	2,811,600
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014 (b)		12,555,000	10,734,525
General Motors Corp.:
7.2%, 1/15/2011 (b)		8,545,000	8,213,881
7.4%, 9/1/2025 (b)		3,135,000	2,641,238
8.375%, 7/15/2033 (b)		8,470,000	7,728,875
Golden Nugget, 7.36%, 6/16/2014 (c)		935,000	935,000
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		20,785,000	22,577,706
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,378,025
Gregg Appliances, Inc., 9.0%, 2/1/2013		2,125,000	2,263,125
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		1,700,000	1,755,250
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014		5,120,000	5,196,800
Hertz Corp.:
8.875%, 1/1/2014		8,355,000	8,710,087
10.5%, 1/1/2016 (b)		1,940,000	2,143,700
ION Media Networks, Inc., 144A, 11.606% **, 1/15/2013		3,375,000	3,493,125
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		11,905,000	11,265,106
Jacobs Entertainment, Inc., 9.75%, 6/15/2014		6,320,000	6,564,900
Jarden Corp., 7.5%, 5/1/2017		2,870,000	2,834,125
Kabel Deutschland GmbH, 10.625%, 7/1/2014		1,570,000	1,719,150
Liberty Media LLC:
5.7%, 5/15/2013 (b)		540,000	507,554
8.25%, 2/1/2030 (b)		4,510,000	4,373,870
8.5%, 7/15/2029 (b)		5,890,000	5,882,166
Majestic Star Casino LLC, 9.5%, 10/15/2010		645,000	670,800
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		285,000	286,425
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		1,720,000	1,844,700
Metaldyne Corp.:
10.0%, 11/1/2013 (b)		2,840,000	3,010,400
11.0%, 6/15/2012 (b)		1,270,000	1,295,400
MGM MIRAGE:
6.75%, 9/1/2012		1,415,000	1,351,325

8.375%, 2/1/2011 (b)	3,145,000	3,215,763
Michaels Stores, Inc., 144A, 10.0%, 11/1/2014 (b)	5,145,000	5,273,625
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	6,135,000	6,380,400
NCL Corp., 10.625%, 7/15/2014	1,255,000	1,211,075
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	9,580,000	8,765,700
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015 (b)	4,015,000	3,834,325
Penske Automotive Group, Inc., 7.75%, 12/15/2016	8,535,000	8,492,325
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)	3,570,000	3,730,650
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	22,243,000	23,132,720
PRIMEDIA, Inc., 8.875%, 5/15/2011 (b)	3,695,000	3,805,850
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	2,830,000	2,865,375
Quiksilver, Inc., 6.875%, 4/15/2015	4,510,000	4,239,400
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	2,200,000	2,057,000
Sabre Holdings Corp., 8.35%, 3/15/2016	3,160,000	2,844,000
Sbarro, Inc., 10.375%, 2/1/2015 (b)	2,010,000	1,957,238
Seminole Hard Rock Entertainment, Inc., 144A, 7.86% **, 3/15/2014	3,960,000	3,989,700
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	2,830,000	2,854,763
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014 (b)	11,285,000	9,479,400
7.875%, 1/15/2014 (b)	1,115,000	1,109,425
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	1,772,000	1,825,160
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)	5,190,000	5,086,200
Six Flags, Inc., 9.75%, 4/15/2013 (b)	1,615,000	1,520,119
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	3,420,000	3,522,600
Station Casinos, Inc., 6.5%, 2/1/2014	4,535,000	4,013,475
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	17,417,000	16,459,065
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)	3,665,000	3,710,812
The Toy Bank, 9.61% **, 7/1/2012	4,000,000	4,081,800
Toys "R" Us, Inc., 7.375%, 10/15/2018	2,895,000	2,439,038
Travelport LLC:
9.875%, 9/1/2014	1,435,000	1,521,100
9.985% **, 9/1/2014	2,640,000	2,706,000
11.875%, 9/1/2016 (b)	1,435,000	1,583,881
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	7,470,000	7,413,975
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)	1,960,000	1,866,900
United Components, Inc., 9.375%, 6/15/2013	570,000	588,525
Unity Media GmbH, 144A, 10.375%, 2/15/2015	2,260,000	2,299,550
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK) (b)	13,280,000	13,114,000
Vitro SAB de CV:
144A, 8.625%, 2/1/2012	2,280,000	2,314,200
144A, 9.125%, 2/1/2017 (b)	4,620,000	4,735,500
Series A, 11.75%, 11/1/2013	1,360,000	1,502,800
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	2,633,000	2,665,913
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)	6,805,000	6,668,900
Young Broadcasting, Inc., 8.75%, 1/15/2014	16,620,000	15,705,900

		492,598,441
Consumer Staples 3.8%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	1,715,000	1,753,588
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	5,310,000	5,469,300
Constellation Brands, Inc., 144A, 7.25%, 5/15/2017	2,900,000	2,827,500
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)	3,150,000	3,024,000
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)	1,070,000	1,117,208
9.0%, 4/15/2031	7,709,000	9,313,621

General Nutrition Centers, Inc., 144A, 9.796% **, 3/15/2014 (PIK) (b)		3,985,000	3,845,525
Harry & David Holdings, Inc., 10.36% **, 3/1/2012		3,690,000	3,726,900
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	13,632,250
Pilgrim's Pride Corp., 7.625%, 5/1/2015		1,420,000	1,416,450
Rite Aid Corp.:
7.5%, 3/1/2017		5,705,000	5,505,325
144A, 9.5%, 6/15/2017		2,880,000	2,764,800
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		3,975,000	3,975,000
Tereos Europe SA, 144A, 6.375%, 4/15/2014	EUR	1,670,000	2,226,356
Viskase Co., Inc., 11.5%, 6/15/2011		18,895,000	18,895,000

			79,492,823
Energy 8.2%
Belden & Blake Corp., 8.75%, 7/15/2012		15,820,000	16,215,500
Chaparral Energy, Inc., 8.5%, 12/1/2015		4,080,000	3,988,200
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		2,225,000	2,077,594
6.875%, 1/15/2016		11,150,000	10,899,125
7.75%, 1/15/2015 (b)		1,468,000	1,493,690
Cimarex Energy Co., 7.125%, 5/1/2017		2,880,000	2,808,000
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016		5,155,000	5,206,550
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		7,735,000	6,710,112
Denbury Resources, Inc., 7.5%, 12/15/2015		1,140,000	1,137,150
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		1,130,000	1,110,225
144A, 7.75%, 6/1/2019		5,760,000	5,356,800
8.375%, 5/1/2016		6,425,000	6,280,438
Energy Partners Ltd., 144A, 9.75%, 4/15/2014		2,300,000	2,282,750
Frontier Oil Corp., 6.625%, 10/1/2011		2,495,000	2,432,625
Mariner Energy, Inc., 8.0%, 5/15/2017		2,300,000	2,282,750
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		4,370,000	4,370,000
144A, 8.25%, 12/15/2014		3,405,000	3,456,075
Peabody Energy Corp., 7.375%, 11/1/2016		2,300,000	2,346,000
Plains Exploration & Production Co., 7.0%, 3/15/2017 (b)		1,720,000	1,629,700
Quicksilver Resources, Inc., 7.125%, 4/1/2016		2,200,000	2,123,000
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		5,700,000	5,543,250
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013		875,000	868,438
144A, 7.5%, 11/30/2016		9,635,000	9,586,825
Secunda International Ltd., 13.356% **, 9/1/2012		5,060,000	5,249,750
Seitel, Inc., 144A, 9.75%, 2/15/2014		5,725,000	5,667,750
Stone Energy Corp.:
6.75%, 12/15/2014		9,840,000	9,052,800
144A, 8.106% **, 7/15/2010		2,955,000	2,955,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		2,860,000	3,138,289
Tesoro Corp., 144A, 6.5%, 6/1/2017		4,605,000	4,501,388
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		2,265,000	2,106,450
Whiting Petroleum Corp.:
7.0%, 2/1/2014		3,410,000	3,205,400
7.25%, 5/1/2012		2,170,000	2,061,500
7.25%, 5/1/2013		1,130,000	1,073,500
Williams Companies, Inc.:
8.125%, 3/15/2012		10,576,000	11,223,780
8.75%, 3/15/2032		16,957,000	19,627,727
Williams Partners LP, 7.25%, 2/1/2017		2,865,000	2,879,325

			172,947,456

Financials 15.3%
Alamosa Delaware, Inc., 11.0%, 7/31/2010		3,663,000	3,880,839
Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015		8,585,000	8,542,075
Ashton Woods USA LLC, 9.5%, 10/1/2015		9,125,000	8,440,625
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		1,705,000	1,705,000
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	2,845,000	3,715,793
144A, 10.0%, 12/1/2016	EUR	1,680,000	2,228,319
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		15,844,000	17,586,840
E*TRADE Financial Corp.:
7.375%, 9/15/2013		3,105,000	3,151,575
7.875%, 12/1/2015 (b)		2,310,000	2,405,287
8.0%, 6/15/2011		5,493,000	5,630,325
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *		2,070,488	0
Ford Motor Credit Co. LLC:
7.25%, 10/25/2011		23,115,000	22,246,616
7.375%, 10/28/2009		41,790,000	41,483,094
7.8%, 6/1/2012		2,865,000	2,794,885
7.875%, 6/15/2010		11,255,000	11,252,839
8.0%, 12/15/2016 (b)		1,530,000	1,465,507
8.105% **, 1/13/2012		2,710,000	2,703,125
GMAC LLC:
6.875%, 9/15/2011		48,885,000	48,085,926
8.0%, 11/1/2031 (b)		21,433,000	21,916,979
Hawker Beechcraft Acquisition Co. LLC:
144A, 8.5%, 4/1/2015		4,350,000	4,491,375
144A, 8.875%, 4/1/2015 (PIK) (b)		5,440,000	5,603,200
144A, 9.75%, 4/1/2017 (b)		4,305,000	4,498,725
Hexion US Finance Corp., 9.75%, 11/15/2014		2,290,000	2,370,150
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014		2,290,000	2,244,200
Idearc, Inc., 8.0%, 11/15/2016		17,150,000	17,321,500
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		3,371,000	3,215,091
iPayment, Inc., 9.75%, 5/15/2014		3,155,000	3,155,000
K&F Acquisition, Inc., 7.75%, 11/15/2014		1,145,000	1,213,700
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		3,190,000	3,126,200
144A, 10.0%, 5/1/2015		4,060,000	3,958,500
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		2,890,000	2,861,100
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		3,505,000	2,996,775
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		2,855,000	2,747,937
144A, 7.0%, 5/1/2017		2,810,000	2,704,625
Pinnacle Foods Finance LLC:
144A, 9.25%, 4/1/2015		2,315,000	2,233,975
144A, 10.625%, 4/1/2017 (b)		1,145,000	1,102,063
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)		2,270,000	2,071,375
Sally Holdings LLC, 144A, 9.25%, 11/15/2014		3,475,000	3,483,687
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013		4,980,000	4,755,900
U.S.I. Holdings Corp.:
144A, 9.23% **, 11/15/2014		1,745,000	1,736,275
144A, 9.75%, 5/15/2015		2,310,000	2,298,450
UCI Holding Co., Inc., 144A, 12.36% **, 12/15/2013 (PIK)		3,659,490	3,714,382
Universal City Development Partners, 11.75%, 4/1/2010		14,315,000	15,173,900
Wimar Opco LLC, 144A, 9.625%, 12/15/2014		13,255,000	12,757,937
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015		2,295,000	2,226,150

Series B, 9.75%, 2/15/2017 (b)	1,725,000	1,668,938

		324,966,759
Health Care 4.5%
Advanced Medical, 7.11%, 4/2/2014	1,730,000	1,724,602
Advanced Medical Optics, Inc., 144A, 7.5%, 5/1/2017	1,735,000	1,639,575
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015 (c)	21,240,000	21,532,050
HCA, Inc.:
6.5%, 2/15/2016 (b)	5,930,000	5,018,263
144A, 9.125%, 11/15/2014	4,520,000	4,751,650
144A, 9.25%, 11/15/2016	10,110,000	10,767,150
HEALTHSOUTH Corp.:
10.75%, 6/15/2016 (b)	5,655,000	6,135,675
11.409% **, 6/15/2014 (b)	1,135,000	1,225,800
Iasis Healthcare LLC:
5.25%, 6/15/2014	2,550,000	2,601,000
8.75%, 6/15/2014	1,160,000	1,160,000
Omnicare, Inc., 6.125%, 6/1/2013	1,145,000	1,066,281
Psychiatric Solutions, Inc., 144A, 7.75%, 7/15/2015	2,870,000	2,837,713
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	2,320,000	2,279,400
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	2,900,000	3,016,000
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	3,435,000	3,417,825
Tenet Healthcare Corp., 9.25%, 2/1/2015	10,500,000	9,975,000
The Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	5,700,000	5,643,000
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	2,005,000	1,984,950
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	8,930,000	8,840,700

		95,616,634
Industrials 12.2%
Actuant Corp., 144A, 6.875%, 6/15/2017 (b)	2,290,000	2,267,100
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	3,985,000	4,019,869
Alion Science & Technology, 10.25%, 2/1/2015	2,295,000	2,369,588
Allied Security Escrow Corp., 11.375%, 7/15/2011	5,135,000	5,160,675
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	11,646,000	12,213,742
American Color Graphics, Inc., 10.0%, 6/15/2010	5,685,000	4,548,000
American Railcar Industries, Inc., 7.5%, 3/1/2014	2,820,000	2,805,900
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	4,645,000	4,726,287
144A, 8.856% **, 2/1/2015	3,990,000	4,049,850
Baldor Electric Co., 8.625%, 2/15/2017	2,850,000	3,013,875
Belden, Inc., 144A, 7.0%, 3/15/2017	2,840,000	2,797,400
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	2,820,000	2,679,000
144A, 8.0%, 11/15/2014	1,660,000	1,718,100
Bristow Group, Inc., 144A, 7.5%, 9/15/2017 (b)	3,410,000	3,418,525
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	9,568,000	8,993,920
Building Materials Corporation of America, 7.75%, 8/1/2014	3,990,000	3,870,300
Cenveo Corp., 7.875%, 12/1/2013	7,231,000	7,086,380
Congoleum Corp., 8.625%, 8/1/2008 *	6,765,000	6,189,975
DRS Technologies, Inc.:
6.625%, 2/1/2016	1,435,000	1,384,775
6.875%, 11/1/2013	8,120,000	7,876,400
7.625%, 2/1/2018 (b)	9,875,000	9,973,750
Education Management LLC, 8.75%, 6/1/2014	2,990,000	3,064,750
Esco Corp.:
144A, 8.625%, 12/15/2013	5,665,000	5,948,250
144A, 9.235% **, 12/15/2013	1,875,000	1,912,500

General Cable Corp.:
144A, 7.125%, 4/1/2017	3,025,000	2,994,750
144A, 7.725% **, 4/1/2015	4,305,000	4,305,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013 (b)	2,305,000	2,270,425
Harland Clarke Holdings Corp., 144A, 9.5%, 5/15/2015 (b)	2,870,000	2,755,200
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	2,265,000	2,332,950
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	10,100,000	8,585,000
8.875%, 4/1/2012 (b)	11,060,000	10,175,200
Kansas City Southern de Mexico:
144A, 7.375%, 6/1/2014	2,280,000	2,262,900
144A, 7.625%, 12/1/2013	7,670,000	7,650,825
9.375%, 5/1/2012	7,390,000	7,907,300
Kansas City Southern Railway:
7.5%, 6/15/2009	2,235,000	2,218,238
9.5%, 10/1/2008	19,534,000	20,217,690
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	5,260,000	5,601,900
Navios Maritime Holdings, Inc., 144A, 9.5%, 12/15/2014 (b)	4,505,000	4,775,300
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	1,720,000	1,797,400
R.H. Donnelly, Inc., 10.875%, 12/15/2012	12,752,000	13,596,820
Rail America, Inc., 7.6%, 10/2/2008	4,400,000	4,413,772
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	1,095,000	1,201,763
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	2,575,000	2,639,375
Riverdeep Bank, 12.06% **, 12/15/2007	3,446,754	3,459,680
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017	2,305,000	2,178,225
Ship Finance International Ltd., 8.5%, 12/15/2013	2,885,000	2,971,550
Terex Corp., 7.375%, 1/15/2014	1,585,000	1,585,000
The Manitowoc Co., Inc., 7.125%, 11/1/2013	840,000	842,100
Titan International, Inc., 8.0%, 1/15/2012	8,570,000	8,805,675
TransDigm, Inc., 144A, 7.75%, 7/15/2014	1,705,000	1,722,050
Tribune Co., 7.86%, 5/24/2014 (c)	5,750,000	5,615,852
U.S. Concrete, Inc., 8.375%, 4/1/2014	3,219,000	3,210,953
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)	5,700,000	5,557,500
Wesco Aircraft:
7.6% **, 9/29/2013	743,125	748,007
11.1% **, 3/31/2014	500,000	507,815
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	2,025,000	2,078,891

		259,074,017
Information Technology 3.7%
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014 (b)	2,835,000	2,707,425
L-3 Communications Corp.:
5.875%, 1/15/2015	9,690,000	8,987,475
Series B, 6.375%, 10/15/2015	4,430,000	4,186,350
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	18,640,000	16,216,800
MasTec, Inc., 144A, 7.625%, 2/1/2017	3,985,000	3,994,963
Sanmina-SCI Corp.:
144A, 8.11% **, 6/15/2010 (b)	2,380,000	2,385,950
8.125%, 3/1/2016 (b)	4,030,000	3,747,900
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	5,410,000	5,193,600
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	10,445,000	11,045,587
Unisys Corp., 7.875%, 4/1/2008 (b)	17,365,000	17,365,000
Vangent, Inc., 144A, 9.625%, 2/15/2015	2,270,000	2,295,304

		78,126,354
Materials 11.7%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	1,665,000	1,714,950

ARCO Chemical Co., 9.8%, 2/1/2020		28,356,000	30,766,260
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		5,730,000	4,268,850
Cascades, Inc., 7.25%, 2/15/2013		8,433,000	8,201,092
Chemtura Corp., 6.875%, 6/1/2016		5,580,000	5,273,100
Clondalkin Acquisition BV:
144A, 6.147% **, 12/15/2013	EUR	480,000	674,336
144A, 7.359% **, 12/15/2013		1,045,000	1,044,958
CPG International I, Inc.:
10.5%, 7/1/2013 (b)		8,310,000	8,517,750
12.117% **, 7/1/2012		1,875,000	1,921,875
Equistar Chemical Funding LP, 10.625%, 5/1/2011		3,957,000	4,164,742
Exopack Holding Corp., 11.25%, 2/1/2014		9,845,000	10,386,475
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		4,505,000	4,809,087
GEO Specialty Chemicals, Inc., 144A, 13.349% **, 12/31/2009 (d)		17,095,000	14,039,269
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		1,995,000	1,915,200
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		2,850,000	2,793,000
Hexcel Corp., 6.75%, 2/1/2015		11,780,000	11,426,600
Huntsman LLC, 11.625%, 10/15/2010		15,191,000	16,330,325
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016	EUR	2,260,000	2,867,620
International Coal Group, Inc., 10.25%, 7/15/2014 (b)		3,990,000	4,124,663
Jefferson Smurfit Corp., 8.25%, 10/1/2012		1,435,000	1,424,238
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		7,800,000	6,669,000
Lyondell Chemical Co.:
6.875%, 6/15/2017 (b)		14,280,000	13,780,200
10.5%, 6/1/2013 (b)		1,935,000	2,089,800
MacDermid, Inc., 144A, 9.5%, 4/15/2017		2,900,000	2,914,500
Massey Energy Co.:
6.625%, 11/15/2010 (b)		4,015,000	3,954,775
6.875%, 12/15/2013 (b)		6,440,000	5,900,650
Metals USA Holding Corp.:
144A, 11.356% **, 1/15/2012 (PIK)		3,435,000	3,435,000
144A, 11.36%, 7/1/2012 (PIK) (c)		4,015,000	3,693,800
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		2,855,000	2,458,869
Momentive Performance Materials, Inc.:
144A, 9.75%, 12/1/2014		4,565,000	4,610,650
144A, 11.5%, 12/1/2016 (b)		1,745,000	1,762,450
Mueller Water Products, Inc., 144A, 7.375%, 6/1/2017		2,865,000	2,840,963
Neenah Foundry Co., 9.5%, 1/1/2017		2,825,000	2,712,000
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	6,637,050
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	3,410,000	4,638,338
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *		11,136,460	167,047
Pliant Corp., 11.625%, 6/15/2009 (PIK)		7	8
Radnor Holdings Corp., 11.0%, 3/15/2010 *		1,510,000	5,663
Rhodia SA, 144A, 6.718% **, 10/15/2013	EUR	3,265,000	4,440,223
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		5,800,000	5,626,000
8.375%, 7/1/2012		2,880,000	2,883,600
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		4,575,000	4,483,500
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		8,335,000	8,043,275
The Mosaic Co., 144A, 7.375%, 12/1/2014		5,135,000	5,186,350
TriMas Corp., 9.875%, 6/15/2012		6,067,000	6,233,842
Witco Corp., 6.875%, 2/1/2026		2,370,000	1,967,100
Wolverine Tube, Inc., 10.5%, 4/1/2009		5,130,000	5,117,175

			248,916,218
Telecommunication Services 8.8%
American Cellular Corp., Series B, 10.0%, 8/1/2011		705,000	738,488

BCM Ireland, (Preferred), 144A, 11.061% **, 2/15/2017 (PIK)	EUR	2,910,793	3,969,158
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		11,200,000	10,500,000
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)		6,800,000	7,293,000
10.125%, 6/15/2013		2,310,000	2,477,475
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)		11,500,000	11,787,500
8.375%, 1/15/2014 (b)		3,295,000	3,327,950
Citizens Communications Co., 6.625%, 3/15/2015		4,040,000	3,838,000
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		8,610,000	8,889,825
Dobson Cellular Systems, 9.875%, 11/1/2012		4,435,000	4,778,712
Dobson Communications Corp., 8.875%, 10/1/2013		4,260,000	4,451,700
Embratel, Series B, 11.0%, 12/15/2008		1,296,000	1,377,000
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		1,605,000	1,621,050
Hellas Telecom V, 144A, 7.468% **, 10/15/2012	EUR	100,000	137,240
Insight Midwest LP, 9.75%, 10/1/2009 (b)		1,834,000	1,847,755
Intelsat Bermuda Ltd.:
8.872% **, 1/15/2015		560,000	571,900
9.25%, 6/15/2016		1,695,000	1,800,937
11.25%, 6/15/2016		5,440,000	6,092,800
Intelsat Corp., 9.0%, 6/15/2016		2,075,000	2,173,562
Intelsat Ltd., 5.25%, 11/1/2008		2,240,000	2,206,400
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		5,765,000	5,851,475
iPCS, Inc., 144A, 7.48% **, 5/1/2013		1,430,000	1,431,788
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014 (b)		8,930,000	9,220,225
Millicom International Cellular SA, 10.0%, 12/1/2013		4,605,000	4,984,912
Mobifon Holdings BV, 12.5%, 7/31/2010		12,715,000	13,573,262
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		16,325,000	16,317,997
Nortel Networks Ltd.:
144A, 9.606% **, 7/15/2011		5,405,000	5,749,569
144A, 10.125%, 7/15/2013		5,180,000	5,555,550
144A, 10.75%, 7/15/2016		4,215,000	4,657,575
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)		2,115,000	2,045,416
Qwest Corp., 7.25%, 9/15/2025 (b)		1,005,000	1,002,488
Rural Cellular Corp., 9.875%, 2/1/2010		5,265,000	5,501,925
Stratos Global Corp., 9.875%, 2/15/2013		2,205,000	2,342,812
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)		6,210,000	6,349,725
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)		6,746,000	7,304,967
Virgin Media Finance PLC, 8.75%, 4/15/2014 (b)		9,806,000	10,100,180
West Corp., 9.5%, 10/15/2014		3,420,000	3,505,500

			185,375,818
Utilities 6.3%
AES Corp., 144A, 8.75%, 5/15/2013		28,105,000	29,650,775
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		22,980,000	24,473,700
CMS Energy Corp., 8.5%, 4/15/2011		13,575,000	14,438,628
Edison Mission Energy, 144A, 7.0%, 5/15/2017		5,170,000	4,872,725
Mirant Americas Generation LLC, 8.3%, 5/1/2011		2,225,000	2,297,312
Mirant North America LLC, 7.375%, 12/31/2013		2,235,000	2,285,288
NRG Energy, Inc.:
7.25%, 2/1/2014		9,465,000	9,488,662
7.375%, 2/1/2016		19,735,000	19,784,337
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009		11,348,000	12,200,655
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013		6,000,000	6,180,000
Sierra Pacific Resources:
6.75%, 8/15/2017 (b)		6,710,000	6,596,333

8.625%, 3/15/2014 (b)		1,263,000	1,355,593

			133,624,008

Total Corporate Bonds (Cost $2,087,183,407)			2,070,738,528
Government & Agency Obligations 0.3%
Sovereign Bonds
Republic of Argentina, 7.82%, 12/31/2033 (PIK) (Cost $5,086,995)	EUR	4,321,993	5,369,171
Loan Participation 0.3%
Alliance Mortgage Cycle Loan, Term A, LIBOR plus 7.25%, 12.59% **, 6/4/2010		3,500,000	2,800,000
Longview Power:
Demand Draw, 144A, 7.55% **, 4/1/2014 (e)		653,333	654,967
Letter of Credit, 144A, 7.625% **, 4/1/2014		181,667	182,121
Term Loan B, 144A, 7.625% **, 4/1/2014		565,000	566,412
Sabre, Inc., LIBOR plus 2.25%, 7.681% **, 9/30/2014 (e)		2,865,000	2,835,147

Total Loan Participation (Cost $7,781,132)			7,038,647
		Units	Value ($)

Other Investments 0.6%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		6,700,000	5,896,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012		10,520,000	7,153,600

Total Other Investments (Cost $14,966,713)			13,049,600
	Shares		Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*		136,705	104,579
GEO Specialty Chemicals, Inc. 144A *		12,448	9,523

Total Common Stocks (Cost $1,635,755)			114,102
Warrants 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009 *		560	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008 *		16,090	0

Total Warrants (Cost $6)			0
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc.
144A, 9.75% (PIK)		333	1,964,700
Series AI, 144A, 9.75% (PIK)		66	389,400

Total Convertible Preferred Stocks (Cost $2,726,993)			2,354,100
Securities Lending Collateral 11.3%
Daily Assets Fund Institutional, 5.36% (f) (g) (Cost $240,239,013)		240,239,013	240,239,013
Cash Equivalents 0.5%
Cash Management QP Trust, 5.34% (f) (Cost $11,155,256)		11,155,256	11,155,256

						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,370,775,270)						110.9	2,350,058,417
Other Assets and Liabilities, Net						(10.9)	(231,660,774)

Net Assets						100.0	2,118,397,643

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
	Congoleum Corp.	8.625%	8/1/2008	6,765,000	USD	6,665,724	6,189,975
	Eaton Vance Corp.	13.68%	7/15/2012	2,070,488	USD	1,697,739	0
	Grupo Iusacell SA de CV	10.0%	7/15/2004	1,605,000	USD	973,163	1,621,050
	Oxford Automotive, Inc.	12.0%	10/15/2010	11,136,460	USD	1,155,448	167,047
	Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,381,320	5,663
						11,944,351	7,983,735
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of June 30, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $235,407,703 which is 11.1% of net assets.
(c)	When issued security.
(d)	Security has a deferred interest payment of $532,406 from March 31, 2006.
(e)	Delayed delivery.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of June 30, 2007, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation
EUR	25,438,000	USD	34,431,681	7/11/2007	(10,595)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007